T. ROWE PRICE Retirement Income 2020 Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
(1)
(1)
$ Value
12/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
9/30/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 46.1%
T. Rowe Price Funds:
New Income Fund  20,732 3,415 4,577 2,075,121 16,601
Limited Duration Inflation
Focused Bond Fund  15,785 2,519 4,208 2,709,692 13,413
International Bond Fund (USD
Hedged)  7,059 1,218 1,497 694,353 5,964
Dynamic Global Bond Fund  4,881 959 1,098 501,218 5,007
Emerging Markets Bond Fund  4,701 1,439 782 524,808 4,083
High Yield Fund  4,351 974 704 710,512 3,844
U.S. Treasury Long-Term Index
Fund  3,092 2,483 753 471,049 3,830
Floating Rate Fund  2,701 708 1,085 245,465 2,190
Total Bond Mutual Funds (Cost $62,269) 54,932
EQUITY MUTUAL FUNDS 50.5%
T. Rowe Price Funds:
Value Fund  13,336 2,773 2,964 280,762 10,762
Growth Stock Fund (2) 11,362 4,624 1,986 149,249 9,770
Equity Index 500 Fund  13,834 6,144 9,550 68,416 6,445
Overseas Stock Fund  5,793 1,759 950 519,635 5,035
International Value Equity Fund  6,155 973 1,641 358,494 4,288
International Stock Fund  5,095 1,125 829 283,928 4,205
Real Assets Fund  2,142 1,835 377 242,969 2,962
Mid-Cap Value Fund  2,957 421 604 83,049 2,369
Mid-Cap Growth Fund (2) 2,854 657 418 27,154 2,297
U.S. Large-Cap Core Fund  1,406 1,489 271 79,084 2,224
U.S. Equity Research Fund  423 2,337 264 61,069 2,096
Emerging Markets Discovery
Stock Fund  1,941 736 358 161,013 1,842
Emerging Markets Stock Fund  2,586 334 554 54,638 1,735
Small-Cap Stock Fund  2,030 395 288 31,777 1,640
Small-Cap Value Fund  1,984 272 382 30,649 1,485
New Horizons Fund (2) 1,486 259 238 20,895 1,013
Total Equity Mutual Funds (Cost $63,101) 60,168
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  – 7,910 7,900 102 10
Total Other Mutual Funds (Cost $10) 10
T. ROWE PRICE Retirement Income 2020 Fund

T. ROWE PRICE Retirement Income 2020 Fund

$ Value
12/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
9/30/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.5%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
3.08% (3) 4,332 12,016 12,144 4,204,076 4,204
Total Short-Term Investments (Cost $4,204) 4,204
Total Investments in Securities 100.1%
(Cost $129,584) $ 119,314
Other Assets Less Liabilities (0.1)% (73)
Net Assets 100.0% $ 119,241
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Income 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (19) $ 265 $ 114
Emerging Markets Bond Fund  (156) (1,275) 187
Emerging Markets Discovery Stock Fund  (66) (477) —
Emerging Markets Stock Fund  (108) (631) —
Equity Index 500 Fund  1,349 (3,983) 103
Floating Rate Fund  (54) (134) 103
Growth Stock Fund  (515) (4,230) —
High Yield Fund  (56) (777) 189
International Bond Fund (USD Hedged)  (142) (816) 125
International Stock Fund  (169) (1,186) —
International Value Equity Fund  (149) (1,199) —
Limited Duration Inflation Focused Bond Fund  (148) (683) —
Mid-Cap Growth Fund  (64) (796) —
Mid-Cap Value Fund  (13) (405) —
New Horizons Fund  (68) (494) —
New Income Fund  (518) (2,969) 338
Overseas Stock Fund  (112) (1,567) —
Real Assets Fund  (31) (638) —
Small-Cap Stock Fund  (46) (497) —
Small-Cap Value Fund  (35) (389) —
Transition Fund  20 — 2
U.S. Equity Research Fund  (36) (400) —
U.S. Large-Cap Core Fund  (37) (400) —
U.S. Treasury Long-Term Index Fund  (259) (992) 70
Value Fund  (313) (2,383) —
U.S. Treasury Money Fund, 3.08% — — 29
Totals $ (1,745)# $ (27,056) $ 1,260+
# Capital gain distributions from underlying Price funds represented $32 of the net realized gain
(loss).
+ Investment income comprised $1,260 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Income 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Income 2020 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks;
establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Income 2020 Fund

Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On September 30, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F1083-054Q3 09/22